International Opportunities Fund Expense Example - International Opportunities Fund - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	$ 1,314